Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll and social security payable		$ 1,628,438	$ 1,307,716
Other tax payable		925,500	1,565,140
Advance capital contributions	[1]	6,979,731
Other payable		541,915	181,668
Staff payable		129,994	126,906
Others		103,220	209,727
Total		$ 10,308,798	$ 3,391,157

[1]	On December 31, 2024, the shareholders of Sunrise Guizhou entered into a capital increase agreement with Jieshou Xinyang Equity Investment Fund Partnership Enterprise (Limited Partnership) (“Xinyang Partnership”), pursuant to which, Xinyang Partnership agreed to subscribe for 10% of the shares of Sunrise Guizhou for a total consideration of RMB200,000,000. The payment is to be made in four installments, contingent upon the fulfillment of certain conditions precedent for the capital increase, as determined by Xinyang Partnership. On January 17, 2025, Sunrise Guizhou received the first installment of the subscription proceeds of RMB50,000,000, approximately $6,979,731. As of June 30, 2025, the conditions precedent had not been met and therefore the advanced capital contributions were classified as liabilities.